N-2	Mar. 06, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses
Sales load (as a percentage of offering price)	2.00	%(1)
Offering expenses (as a percentage of offering price)	0.45	%(2)
Total stockholder expenses (as a percentage of offering price)	2.45%

(1)
Represents the maximum sales agents’ commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The percentage reflects estimated offering expenses payable by us of approximately $450,000 for the estimated duration of this offering.

Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.45%	[2]
Other Transaction Expenses [Percent]	2.45%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of average net assets attributable to common shares)(3)
Management fees	2.24	%(4)
Incentive fees	2.62	%(5)
Interest on borrowed funds	7.53	%(6)
Acquired fund fees and expenses	11.73	%(7)
Other expenses	1.06	%(8)
Total estimated annual expenses	25.18	%(9)
(3)	Net assets attributable to common shares equals average net assets as of December 31, 2022.
(4)	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on December 31, 2022.
(5)
The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended December 31, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended December 31, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form
10-K.

(6)
As of December 31, 2022, we had $199.2 million in borrowings outstanding under our Credit Facility, and we had $76.2 million outstanding under our 2023 Notes, $185.0 million outstanding under our 2026 Notes and $228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering, if any, to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.
(7)
Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal quarter ended December 31, 2022, annualized for a full year. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future.

Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended December 31, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.

(8)
“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended December 31, 2022, annualized for a full year.

(9)
“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 10.79% of average total assets.

Management Fees [Percent]	2.24%	[3],[4]
Interest Expenses on Borrowings [Percent]	7.53%	[3],[5]
Incentive Fees [Percent]	2.62%	[3],[6]
Acquired Fund Fees and Expenses [Percent]	11.73%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.06%	[3],[8]
Total Annual Expenses [Percent]	25.18%	[3],[9]
Expense Example [Table Text Block]
Example
The following example illustrates the projected dollar amount of total cumulative expenses that you would pay on a $1,000 hypothetical investment in common shares, assuming (1) a 2.00% sales load (the maximum commission to be paid by us with respect to common stock sold by us in this offering) and offering expenses totaling 0.45%, (2) total net estimated annual expenses of 22.56% of average net assets attributable to common shares as set forth in the table above (other than performance-based incentive fees) and (3) a 5.0% annual return.

You would pay the following expenses on a $1,000 common stock investment	1 Years	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$225	$527	$732	$1,002
Assuming a 5% annual return (assumes return only from realized capital gains and thus subject to the capital gains incentive fee)	$233	$541	$745	$1,004

Purpose of Fee Table , Note [Text Block]	The following table will a
ssist
	you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary from actual results. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended December 31, 2022, annualized for a full year.
Management Fee not based on Net Assets, Note [Text Block]	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on December 31, 2022.
Acquired Fund Fees Estimated, Note [Text Block]	Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended December 31, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
Acquired Fund Incentive Allocation, Note [Text Block]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended December 31, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended December 31, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form
10-K.

Acquired Fund Total Annual Expenses, Note [Text Block]	“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 10.79% of average total assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objectives are to generate both current income and capital appreciation while seeking to preserve capital.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K,
our most recent Quarterly Report on Form
10-Q,
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K,
our most recent Quarterly Report on Form
10-Q,
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Common shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	49,731,815
Assumes no return from net realized capital gains or net unrealized capital appreciation [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 225
Expense Example, Years 1 to 3	527
Expense Example, Years 1 to 5	732
Expense Example, Years 1 to 10	1,002
Assumes return only from realized capital gains and thus subject to the capital gains incentive fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	233
Expense Example, Years 1 to 3	541
Expense Example, Years 1 to 5	745
Expense Example, Years 1 to 10	$ 1,004

[1]	Represents the maximum sales agents’ commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The percentage reflects estimated offering expenses payable by us of approximately $450,000 for the estimated duration of this offering.
[3]	Net assets attributable to common shares equals average net assets as of December 31, 2022.
[4]	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on December 31, 2022.
[5]	As of December 31, 2022, we had $199.2 million in borrowings outstanding under our Credit Facility, and we had $76.2 million outstanding under our 2023 Notes, $185.0 million outstanding under our 2026 Notes and $228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering, if any, to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.
[6]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended December 31, 2022, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended December 31, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form 10-K.
[7]	Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal quarter ended December 31, 2022, annualized for a full year. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future. Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). For this chart, PTSF fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF for the fiscal quarter ended December 31, 2022, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
[8]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended December 31, 2022, annualized for a full year.
[9]	“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 10.79% of average total assets.